Business segment information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Total property, plant and equipment	$ 9,995	$ 9,500
HONG KONG
Total property, plant and equipment	702	750
The P R C [Member]
Total property, plant and equipment	$ 9,293	$ 8,750